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                                      Rule 497(e) File Nos. 33-6540 and 811-5033

                      SUPPLEMENT DATED NOVEMBER 1, 1998 TO
                         PROSPECTUS DATED MARCH 2, 1998


                   CITIFUNDS(SM) INTERMEDIATE INCOME PORTFOLIO


         Effective November 1, 1998, the Fund will invest in securities through U.S. Fixed Income Portfolio, a mutual fund which has the same investment objectives and policies as the Fund. The aggregate management fees payable by the Fund and the Portfolio to Citibank, N.A. are equal to the management fee that was payable by the Fund when the Fund invested directly in securities. The Fund's Trustees believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if it were to continue investing directly in securities.
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                                      Rule 497(e) File Nos. 33-6540 and 811-5033

                      SUPPLEMENT DATED NOVEMBER 1, 1998 TO
             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 2, 1998

                   CITIFUNDS(SM) INTERMEDIATE INCOME PORTFOLIO


         The following sentences are added at the end of the first paragraph on the first page of the statement of additional information:

         The Fund is permitted to invest all or a portion of its assets in one or more other investment companies. Currently, the Fund invests its assets in U.S. Fixed Income Portfolio, a series of The Premium Portfolios. The address of The Premium Portfolios is Elizabethan Square, George Town, Grand Cayman, British West Indies.


         The second paragraph of the section entitled "The Trust" on page 2 of the statement of additional information is deleted and replaced with the following:

                  The Fund is permitted to seek its investment objectives by investing all or a portion of its assets in one or more investment companies to the extent not prohibited by the Investment Company Act of 1940, the rules and regulations thereunder and exemptive orders granted under such Act. Currently, the Fund invests its assets in U.S. Fixed Income Portfolio (the "Portfolio"). The Portfolio is a series of The Premium Portfolios (the "Portfolio Trust"), and is an open-end, diversified management investment company. The Portfolio has the same investment objectives and policies as the Fund. Because the Fund invests through the Portfolio, all references in this Statement of Additional Information to the Fund include the Portfolio, except as otherwise noted. In addition, references to the Trust include the Portfolio Trust, except as otherwise noted.

                  Citibank, N.A. ("Citibank" or the "Manager") is the Manager of the Portfolio. Citibank manages the investments of the Portfolio from day to day in accordance with the Portfolio's investment objectives and policies. The selection of investments for the Portfolio, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces.


         The first sentence of the third paragraph of the section entitled "The Trust" on page 2 of the statement of additional information is replaced with the following:

         The Boards of Trustees of the Trust and the Portfolio Trust provide broad supervision over the affairs of the Fund and the Portfolio, respectively.


         The following paragraph is added at the end of the section entitled "Investment Objectives and Policies" on page 2 of the statement of additional information:

                  The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Fund's assets would continue to be invested in accordance with the investment policies described herein with respect to the Fund. The policies described above and those described below are not fundamental and may be changed without shareholder approval.


         The first paragraph of the section entitled "Investment Restrictions" on page 10 of the statement of additional information is replaced with the following:

                  The Trust, on behalf of the Fund, and the Portfolio Trust, on behalf of the Portfolio, have each adopted the following policies which may not be changed with respect to the Fund or Portfolio without approval by the holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio present at a meeting at which the holders of more than 50% of the outstanding voting securities of the Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

                  The Portfolio may not:

                           (1) Borrow money, except that as a temporary measure
                  for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the current value of its net assets, including the amount borrowed; or purchase any securities at any time at which borrowings exceed 5% of the total assets of the Portfolio, taken at market value. It is intended that the Portfolio would borrow money only from banks and only to accommodate requests for the repurchase of beneficial interests in the Portfolio while effecting an orderly liquidation of portfolio securities.

                           (2) Make loans to other persons except (a) through
                  the lending of its portfolio securities and provided that any such loans not exceed 30% of the Portfolio's total assets (taken at market value), (b) through the use of repurchase agreements or fixed time deposits or the purchase of short-term obligations or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions. The purchase of short-term commercial paper or a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan.

                           (3) Purchase securities of any issuer if such
                  purchase at the time thereof would cause with respect to 75% of the total assets of the Portfolio more than 10% of the voting securities of such issuer to be held by the Portfolio; provided that, for purposes of this restriction, the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract; and provided further that the Portfolio may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

                           (4) Purchase securities of any issuer if such
                  purchase at the time thereof would cause as to 75% of the Portfolio's total assets more than 5% of the Portfolio's assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States, any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States or of any state or of any political subdivision of any state); provided that, for purposes of this restriction, the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract; and provided further that the Portfolio may invest all or any portion of its assets in or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

                           (5) Concentrate its investments in any particular
                  industry, but if it is deemed appropriate for the achievement of the Portfolio's investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures contracts shall not be subject to this restriction.

                           (6) Underwrite securities issued by other persons,
                  except that all or any portion of the assets of the Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as the Portfolio may technically be deemed an underwriter under the Securities Act in selling a security.

                           (7) Purchase or sell real estate (including limited
                  partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude the Portfolio from purchasing or selling futures contracts or options thereon, and the Portfolio reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Portfolio).

                           (8) Issue any senior security (as that term is
                  defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.


         The following information is added after the section entitled "Management - Trustees of the Trust" on page 14 of the statement of additional information:

         TRUSTEES OF THE PORTFOLIO TRUST

         ELLIOTT J. BERV; 55- Chairman and Director, Catalyst, Inc. (Management Consultants) (since June 1992); President, Chief Operating Officer and Director, Deven International, Inc. (International Consultants) (June 1991 to June 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May 1984). His address is 15 Stowaway Drive, Cumberland Foreside, Maine.

         PHILIP W. COOLIDGE*; 47- President of the Trust and the Portfolio Trust; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

         MARK T. FINN; 55- President and Director, Delta Financial, Inc. (since June 1983); Chairman of the Board and Chief Executive Officer, FX 500 Ltd. (Commodity Trading Advisory Firm) (since April 1990); Director, Vantage Consulting Group, Inc. (since October 1988). His address is 3500 Pacific Avenue, P.O. Box 539, Virginia Beach, Virginia.

         C. OSCAR MORONG, JR.; 63- Managing Director, Morong Capital Management (since February 1993); Senior Vice President and Investment Manager, CREF Investments, Teachers Insurance & Annuity Association (retired, January 1993); Director, Indonesia Fund; Trustee, MAS Funds (since
         1993). His address is 1385 Outlook Drive, West, Mountainside, New
         Jersey.

         WALTER E. ROBB, III; 72- President, Benchmark Consulting Group, Inc. (since 1991); Principal, Robb Associates (Corporate Financial Advisors) (since 1978); President, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds. His address is 35 Farm Road, Sherborn, Massachusetts.

         E. KIRBY WARREN; 64- Professor of Management, Graduate School of Business, Columbia University (since 1987). Samuel Bronfman Professor of Democratic Business Enterprise (1978 to 1987). His address is Columbia University, Graduate School of Business, 725 Uris Hall, New York, New York.


         The name of the section entitled "Officers of the Trust" on page 14 of the statement of additional information is hereby changed to "Officers of the Trust and the Portfolio Trust."


         The section entitled "Management - Manager" on pages 15 and 16 of the statement of additional information is deleted and replaced with the following:

         MANAGER
                  Citibank serves as the manager of the Portfolio and provides certain administrative services to the Trust and the Portfolio Trust pursuant to separate management agreements (the "Management Agreements"). Subject to policies as the Board of Trustees of the Portfolio Trust may determine, Citibank manages the securities of the Portfolio and makes investment decisions for the Portfolio. The Management Agreement with the Portfolio Trust provides that Citibank may delegate the daily management of the securities of the Portfolio to one or more subadvisers. Citibank furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. The Management Agreement with respect to the Portfolio will continue in effect until August 7, 2000, and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees of the Portfolio Trust or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Portfolio Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement. The Management Agreement with the Trust will respect to the Fund will continue in effect until August 8, 1999 and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

                  Citibank provides the Trust and the Portfolio Trust with general office facilities and supervises the overall administration of the Trust and the Portfolio Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Trust's or Portfolio Trust's independent contractors and agents; the preparation and filing of all documents required for compliance by the Trust or Portfolio Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust or Portfolio Trust. Trustees, officers, and investors in the Trust or Portfolio Trust are or may be or may become interested in Citibank, as directors, officers, employees, or otherwise and directors, officers and employees of Citibank are or may become similarly interested in the Trust or Portfolio Trust.

                  Each Management Agreement provides that Citibank may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio Trust or the Trust, as the case may be, when authorized either by a vote of a majority of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Board of Trustees of the Portfolio Trust or the Trust, or by Citibank on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with the Portfolio Trust provides that neither Citibank nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of my investment or for any act or omission in the execution of security transactions for the Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Portfolio Trust. The Management Agreement with the Trust provides that neither Citibank nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.

                  The Prospectus contains a description of the fees payable to Citibank for services under each of the Management Agreements. Citibank may reimburse the Fund or Portfolio or waive all or a portion of its management fees.

                  For the fiscal years ended December 31, 1995, 1996 and 1997, the fees payable from the Fund to Citibank under a prior investment advisory agreement with the Trust were $171,213 (of which $115,475 was voluntarily waived), $162,525 (of which $80,994 was voluntarily waived) and $137,525 (of which $82,010 was voluntarily waived), respectively.

                  For the fiscal years ended December 31, 1995, 1996 and 1997, the fees payable from the Fund to CFBDS under a prior administrative services agreement with the Trust were $97,836 (of which $38,337 was voluntarily waived), $116,090 (of which $72,966 was voluntarily waived) and $98,232 (of which $75,116 was voluntarily waived), respectively.

                  Pursuant to separate sub-administrative services agreements with Citibank, CFBDS and Signature Financial Group (Cayman) Ltd. ("SFG") perform such sub-administrative duties for the Trust and the Portfolio Trust, respectively, as from time to time are agreed upon by Citibank, CFBDS and SFG, as appropriate. For performing such sub-administrative services, CFBDS and SFG receive compensation as from time to time is agreed upon by Citibank, not in excess of the amount paid to Citibank for its services under the Management Agreements with the Trust and the Portfolio Trust, respectively. All such compensation is paid by Citibank.


         The following paragraph is added at the end of the section entitled "Transfer Agent and Custodian" on page 17 of the statement of additional information:

                  The Portfolio Trust, on behalf of the Portfolio, has entered into a Custodian Agreement with State Street pursuant to which State Street acts as custodian for the Portfolio. The Portfolio Trust, on behalf of the Portfolio, also has entered into a Fund Accounting Agreement with State Street Cayman Trust Company, Ltd. ("State Street Cayman") pursuant to which State Street Cayman provides fund accounting services for the Portfolio. State Street Cayman also provides transfer agency services to the Portfolio. The principal business address of State Street Cayman is P.O. Box 2508 GT, Grand Cayman, British West Indies.


         The section entitled "Auditors" on page 17 of the statement of additional information is deleted and replaced with the following:

         AUDITORS
                  PricewaterhouseCoopers LLP are the independent accountants for the Trust, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. The address of PricewaterhouseCoopers LLP is 160 Federal Street, Boston, Massachusetts 02110.

                  PricewaterhouseCoopers are the chartered accountants for the Portfolio Trust. The address of PricewaterhouseCoopers is Suite 3000, Box 82, Royal Trust Towers, Toronto Dominion Center, Toronto, Ontario, Canada M5K 1G8.


         The following paragraph is added at the end of the section entitled "Description of Shares, Voting Rights and Liabilities on page 19 of the statement of additional information:

                  The Portfolio is a series of The Premium Portfolios. The Portfolio Trust is organized as a trust under the laws of the state of New York. Each investor in the Portfolio, including the Fund, may add to or withdraw from its investment in the Portfolio on each Business Day. As of the close of regular trading on each Business Day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate beneficial interest in the Portfolio. Any additions or withdrawals that are to be effected on that day are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then recomputed as the percentage equal to the fraction
         (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of the close of regular trading on the next following Business Day.


         The following sentence is added at the end of the first paragraph of the section entitled "Certain Additional Tax Matters" on page 19 of the statement of additional information:

         The Portfolio Trust believes the Portfolio also will not be required to pay any U.S. federal income or excise taxes on its income.